Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	04-2456637
Plan number	002
Total Investments	$ 7,399,813,922
*Notes Receivable - Participant Loans	45,876,094
Self-Managed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 652,527,264
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.75%
Investment, Identifier [Axis]: State Street Corporation Common Stock | State Street Corporation ESOP Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,459,282
Total Investments	$ 188,261,971
Investment, Identifier [Axis]: State Street Emerging Markets Index Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,609,816
Total Investments	$ 158,292,889
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,500,061
Total Investments	$ 755,112,030
Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,282,237
Total Investments	$ 2,410,242,133
Investment, Identifier [Axis]: State Street Short Term Investment Fund | State Street Corporation ESOP Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,347,661
Total Investments	$ 1,347,661
Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,137,537
Total Investments	$ 156,014,106
Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,288,456
Total Investments	$ 338,745,550
Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,903,640
Total Investments	$ 423,697,544
Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,515,285
Total Investments	$ 389,306,788
Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,363,700
Total Investments	$ 348,295,663
Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,879,884
Total Investments	$ 270,964,245
Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,313,702
Total Investments	$ 130,480,317
Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,080,553
Total Investments	$ 54,995,270
Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	915,954
Total Investments	$ 20,784,835
Investment, Identifier [Axis]: State Street Target Retirement 2070 Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	96,594
Total Investments	$ 1,135,657
Investment, Identifier [Axis]: State Street Target Retirement Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,902,209
Total Investments	$ 83,200,537
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,782,340
Total Investments	$ 246,139,847
Investment, Identifier [Axis]: State Street World Developed ex US Index Securities Lending Series Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,580,010
Total Investments	$ 427,456,835
Investment, Identifier [Axis]: State Street World Government Bond Ex-U.S. Index Non-Lending Fund | State Street Common and Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,850,767
Total Investments	$ 18,231,904
Investment, Identifier [Axis]: Vanguard Prime Money Market Fund | Self Managed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	324,581,201
Total Investments	$ 324,580,876